Fair Value Measurements (Tables)	Nov. 18, 2019
Fair Value Inputs, Assets, Quantitative Information
The following table presents Dominion Energy’s quantitative information about Level 3 fair value measurements at June 30, 2019. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

	Fair Value (millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average (1)
Assets

Physical and financial forwards and futures:
Natural gas (2)	$76	Discounted cash flow	Market price (per Dth) (3)	(2) - 6	(1)
FTRs	7	Discounted cash flow	Market price (per MWh) (3)	(1) - 4	1

Physical options:
Natural gas	1	Option model	Market price (per Dth) (3)	2 - 12	4

			Price volatility (4)	2% - 34%	19%

Total assets	$84

Liabilities

Financial forwards:
FTRs	$3	Discounted cash flow	Market price (per MWh) (3)	(4) - 4	—

Physical options:
Natural gas	6	Option model	Market price (per Dth) (3)	1 - 8	3

			Price volatility (4)	2% - 71%	29%

Total liabilities	$9

(1)	Averages weighted by volume.

(2)	Includes basis.

(3)	Represents market prices beyond defined terms for Levels 1 and 2.

(4)	Represents volatilities unrepresented in published markets.

Fair Value, Options, Qualitative Disclosures
Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)
Price volatility	Buy	Increase (decrease)	Gain (loss)
Price volatility	Sell	Increase (decrease)	Loss (gain)

Fair Value, by Balance Sheet Grouping
The following table presents Dominion Energy’s assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Level 1	Level 2	Level 3	Total

(millions)
At June 30, 2019
Assets

Derivatives:

Commodity	$—	$104	$84	$188

Interest rate	—	7	—	7

Foreign currency	—	14	—	14

Investments (1) :

Equity securities:

U.S.	3,826	—	—	3,826

Fixed income securities:

Corporate debt instruments	—	500	—	500

Government securities	488	668	—	1,156
Cash equivalents and other	19	—	—	19

Total assets	$4,333	$1,293	$84	$5,710

Liabilities

Derivatives:

Commodity	$6	$54	$9	$69

Interest rate	—	557	—	557

Total liabilities	$6	$611	$9	$626

At December 31, 2018
Assets

Derivatives:
Commodity	$—	$180	$70	$250

Interest rate	—	18	—	18
Foreign currency	—	26	—	26

Investments (1) :
Equity securities:

U.S.	3,277	—	—	3,277
Fixed income securities:

Corporate debt instruments	—	431	—	431

Government securities	455	688	—	1,143
Cash equivalents and other	11	—	—	11

Total assets	$3,743	$1,343	$70	$5,156

Liabilities

Derivatives:
Commodity	$—	$129	$6	$135
Interest rate	—	142	—	142
Foreign currency	—	2	—	2

Total liabilities	$—	$273	$6	$279

(1)
Includes investments held in the nuclear decommissioning and rabbi trusts. Excludes $210 million and $220 million of assets at June 30, 2019 and December 31, 2018, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the net change in Dominion Energy’s assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018

(millions)
Beginning balance	$53	$120	$64	$150
Total realized and unrealized gains (losses):
Included in earnings:
Operating revenue	3	—	2	(1)
Purchased gas	1	—	1	—
Electric fuel and other energy-related purchases	(3)	(2)	(7)	(19)
Included in other comprehensive income	—	—	—	1
Included in regulatory assets/liabilities	18	11	25	(10)
Settlements	3	(10)	2	(3)
Purchases	—	—	(10)	—
Transfers out of Level 3	—	—	(2)	1

Ending balance	$75	$119	$75	$119

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets/liabilities still held at the reporting date:
Operating revenue	$2	$—	$2	$—
Purchased gas	1	—	1	—

Total	$3	$—	$3	$—

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments	For the Companies’ financial instruments that are not recorded at fair value, the carrying amounts and estimated fair values are as follows:

	June 30, 2019		December 31, 2018
	Carrying Amount	Estimated Fair Value (1)	Carrying Amount	Estimated Fair Value (1)

(millions)

Dominion Energy

Long-term debt, including securities due within one year (2)	$34,217	$37,631	$29,952	$31,045

Credit facility borrowings	—	—	73	73

Junior subordinated notes (3)	4,795	4,898	3,430	3,358

Remarketable subordinated notes (3)	—	—	1,386	1,340

Virginia Power

Long-term debt, including securities due within one year (3)	$11,293	$12,840	$11,671	$12,400

Dominion Energy Gas

Long-term debt, including securities due within one year (4)	$7,481	$7,693	$7,770	$7,803

Affiliated long-term debt	395	395	—	—
Credit facility borrowings	—	—	73	73
(1)
Fair value is estimated using market prices, where available, and interest rates currently available for issuance of debt with similar terms and remaining maturities. All fair value measurements are classified as Level 2. The carrying amount of debt issues with short-term maturities and variable rates refinanced at current market rates is a reasonable estimate of their fair value.

(2)
Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium, and foreign currency remeasurement adjustments. At June 30, 2019 and December 31, 2018, includes the valuation of certain fair value hedges associated with fixed rate debt of $2 million and $(20) million, respectively.

(3)	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium.
(4)	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium, and foreign currency remeasurement adjustments.

Virginia Electric and Power Company
Fair Value Inputs, Assets, Quantitative Information
The following table presents Virginia Power’s quantitative information about Level 3 fair value measurements at June 30, 2019. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

	Fair Value (millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average (1)
Assets
Physical and financial forwards and futures:
Natural gas (2)	$74	Discounted cash flow	Market price (per Dth) (3)	(2) - 3	(1)
FTRs	7	Discounted cash flow	Market price (per MWh) (3)	(1) - 4	1

Total assets	$81

Liabilities
Financial forwards:
FTRs	$3	Discounted cash flow	Market price (per MWh) (3)	(4) - 4	—
Physical options:
Natural gas	1	Option model	Market price (per Dth) (3)	1 - 7	3
			Price volatility (4)	20% - 71%	38%

Total liabilities	$4

(1)	Averages weighted by volume.
(2)	Includes basis.
(3)	Represents market prices beyond defined terms for Levels 1 and 2.
(4)	Represents volatilities unrepresented in published markets.

Fair Value, Options, Qualitative Disclosures
Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement

Market price	Buy	Increase (decrease)	Gain (loss)

Market price	Sell	Increase (decrease)	Loss (gain)

Price volatility	Buy	Increase (decrease)	Gain (loss)

Price volatility	Sell	Increase (decrease)	Loss (gain)

Fair Value, by Balance Sheet Grouping
The following table presents Virginia Power’s assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Level 1	Level 2	Level 3	Total

(millions)

At June 30, 2019

Assets

Derivatives:

Commodity	$—	$2	$81	$83

Investments (1) :

Equity securities:

U.S.	1,753	—	—	1,753

Fixed income securities:

Corporate debt instruments	—	257	—	257

Government securities	205	313	—	518

Total assets	$1,958	$572	$81	$2,611

Liabilities

Derivatives:

Commodity	$—	$22	$4	$26

Interest rate	—	332	—	332

Total liabilities	$—	$354	$4	$358

At December 31, 2018

Assets

Derivatives:

Commodity	$—	$24	$66	$90

Interest rate	—	3	—	3

Investments (1) :

Equity securities:

U.S.	1,476	—	—	1,476

Fixed income securities:

Corporate debt instruments	—	221	—	221

Government securities	164	343	—	507

Total assets	$1,640	$591	$66	$2,297

Liabilities

Derivatives:

Commodity	$—	$9	$6	$15

Interest rate	—	88	—	88

Total liabilities	$—	$97	$6	$103

(1)
Includes investments held in the nuclear decommissioning trusts. Excludes $153 million and $160 million of assets at June 30, 2019 and December 31, 2018, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the net change in Virginia Power’s assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	Three Months Ended		Six Months Ended

	June 30,		June 30,
	2019	2018	2019	2018

(millions)

Beginning balance	$59	$117	$60	$147

Total realized and unrealized gains (losses):

Included in earnings:

Electric fuel and other energy-related purchases	(3)	(2)	(7)	(19)

Included in regulatory assets/liabilities	18	8	26	(11)

Settlements	3	(8)	(2)	(2)

Ending balance	$77	$115	$77	$115

Dominion Energy Gas Holdings, LLC
Fair Value, by Balance Sheet Grouping
The following table presents Dominion Energy Gas’ assets and liabilities for derivatives that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions.

	Level 1	Level 2	Level 3	Total

(millions)

At June 30, 2019

Assets

Commodity	$—	$2	$—	$2

Foreign currency	—	14	—	14

Total assets	$—	$16	$—	$16

Liabilities

Interest rate	$—	$77	$—	$77

Total liabilities	$—	$77	$—	$77

At December 31, 2018

Assets

Commodity	$—	$3	$—	$3

Interest rate	—	2	—	2

Foreign currency	—	26	—	26

Total assets	$—	$31	$—	$31

Liabilities

Interest rate	$—	$17	$—	$17

Foreign currency	—	2	—	2

Total liabilities	$—	$19	$—	$19

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the net change in Dominion Energy Gas’ assets and liabilities for derivatives measured at fair value on a recurring basis and included in the Level 3 fair value category. There were no
net changes in assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category for the three and six months ended June 30, 2019 and the three months ended June 30, 2018.

Six Months Ended

June 30,
2018

(millions)

Beginning balance	$(2)

Total realized and unrealized gains:

Included in other comprehensive income	1

Transfers out of Level 3	1

Ending balance	$—